Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Document Period End Date	May 31, 2024
C000002031 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class I
Trading Symbol	MGTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002036 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R2
Trading Symbol	MIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002024 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R3
Trading Symbol	MIGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000112291 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R
Trading Symbol	MIGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002023 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts InvestorsGrowth Stock Fund
Class Name	Class A
Trading Symbol	MIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002029 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class B
Trading Symbol	MIGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002025 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R4
Trading Symbol	MIGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002034 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class R1
Trading Symbol	MIGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%

C000002030 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Growth Stock Fund
Class Name	Class C
Trading Symbol	MIGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Massachusetts Investors Growth Stock Fund for the period of December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$77	1.45%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%
Net Assets	$ 12,564,901,311
Holdings Count | Holding	58
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 5/31/24
Net Assets ($):	12,564,901,311	Portfolio Turnover (%):	11
Total Number of Holdings:	58
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 5/31/24)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
GICS equity sectors
Information Technology	37.1%
Financials	13.8%
Health Care	12.0%
Communication Services	9.3%
Consumer Discretionary	8.6%
Industrials	8.2%
Consumer Staples	6.4%
Real Estate	1.6%
Materials	1.1%
Utilities	0.6%
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	13.8%
Alphabet, Inc., "A"	5.9%
Apple, Inc.	5.3%
NVIDIA Corp.	4.8%
Visa, Inc., "A"	4.4%
Accenture PLC, "A"	2.7%
Church & Dwight Co., Inc.	2.4%
Aon PLC	2.1%
Agilent Technologies, Inc.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%